Estimates, Significant Accounting Policies and Balance Sheet Detail Estimates (Asset Retirement Obligations) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation	$ 212	$ 188
Interstate Transportation and Storage [Member]
Asset Retirement Obligation	58	60
Retail Marketing [Member]
Asset Retirement Obligation	66	87
Sunoco Logistics [Member]
Asset Retirement Obligation	$ 88	$ 41